Condensed Consolidated Statements of Convertible Preferred Stock And Stockholders’ Deficit (Unaudited) - USD ($)	Preferred Stock Previously Reported Series A Convertible	Preferred Stock Previously Reported Series B Convertible	Preferred Stock Previously Reported Series C/C-1 Convertible	Preferred Stock Series A Convertible	Preferred Stock Series B Convertible	Preferred Stock Series C/C-1 Convertible	Common Stock Previously Reported	Common Stock NorthView Acquisition Corp	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital NorthView Acquisition Corp	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit NorthView Acquisition Corp	Accumulated Deficit	Previously Reported	NorthView Acquisition Corp	Total
Balance at Dec. 31, 2022				$ 5,231,000	$ 13,701,000	$ 46,217,000		$ 519				$ 5,676,000		$ (619,995)	$ (105,447,000)		$ (619,476)	$ (99,771,000)
Balance (in Shares) at Dec. 31, 2022				4,350,314	5,293,175	8,220,445		5,193,750	5,570,901
Issuance of common stock upon exercise of stock options												23,000						23,000
Issuance of common stock upon exercise of stock options (in Shares)									33,750
Stock-based compensation expense												33,000						33,000
Accretion of common stock to redemption value														(2,137,638)			(2,137,638)
Excise tax payable attributable to redemption of common stock														(1,864,106)			(1,864,106)
Net income (loss)														1,161,910	(10,281,000)		1,161,910	(10,281,000)
Balance at Dec. 31, 2023	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 5,231,000	$ 13,701,000	$ 46,217,000		$ 519		$ 5,732,000		5,732,000	$ (115,728,000)	(3,459,829)	(115,728,000)	$ (109,996,000)	(3,459,310)	(109,996,000)
Balance (in Shares) at Dec. 31, 2023	4,350,314	5,293,175	8,220,445	4,350,314	5,293,175	8,220,445	5,604,651	5,193,750	5,604,651
Stock-based compensation expense										5,000						5,000
Accretion of common stock to redemption value														(205,732)			(205,732)
Excise tax payable attributable to redemption of common stock														(10,884)			(10,884)
Net income (loss)													(2,071,000)	(820,277)		(2,071,000)	(820,277)
Balance at Mar. 31, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		5,737,000			(117,799,000)	(4,496,722)		(112,062,000)	(4,496,203)
Balance (in Shares) at Mar. 31, 2024	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750
Balance at Dec. 31, 2023	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 5,231,000	$ 13,701,000	$ 46,217,000		$ 519		5,732,000		5,732,000	(115,728,000)	(3,459,829)	(115,728,000)	(109,996,000)	(3,459,310)	$ (109,996,000)
Balance (in Shares) at Dec. 31, 2023	4,350,314	5,293,175	8,220,445	4,350,314	5,293,175	8,220,445	5,604,651	5,193,750	5,604,651
Issuance of common stock upon exercise of stock options (in Shares)
Accretion of common stock to redemption value																	(387,062)
Net income (loss)																	(1,217,764)	$ (4,481,000)
Balance at Jun. 30, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		5,743,000			(120,209,000)	(5,075,539)		(114,466,000)	(5,075,020)
Balance (in Shares) at Jun. 30, 2024	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750
Balance at Dec. 31, 2023	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 5,231,000	$ 13,701,000	$ 46,217,000		$ 519		5,732,000		5,732,000	(115,728,000)	(3,459,829)	(115,728,000)	(109,996,000)	(3,459,310)	(109,996,000)
Balance (in Shares) at Dec. 31, 2023	4,350,314	5,293,175	8,220,445	4,350,314	5,293,175	8,220,445	5,604,651	5,193,750	5,604,651
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)
Stock-based compensation expense												21,000						$ 21,000
Accretion of common stock to redemption value														(768,980)			(768,980)
Excise tax payable attributable to redemption of common stock														(16,838)			(16,838)
Net income (loss)														(8,711,619)	(9,230,000)		(8,711,619)	(9,230,000)
Balance at Dec. 31, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 5,231,000	$ 13,701,000	$ 46,217,000		$ 519		5,753,000		5,753,000	(124,958,000)	(12,957,266)	(124,958,000)	(119,205,000)	(12,956,747)	(119,205,000)
Balance (in Shares) at Dec. 31, 2024	4,350,314	5,293,175	8,220,445	4,350,314	5,293,175	8,220,445	5,604,651	5,193,750	5,604,651
Balance at Mar. 31, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		5,737,000			(117,799,000)	(4,496,722)		(112,062,000)	(4,496,203)
Balance (in Shares) at Mar. 31, 2024	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750
Stock-based compensation expense										6,000						6,000
Accretion of common stock to redemption value														(181,330)			(181,330)
Net income (loss)													(2,410,000)	(397,487)		(2,410,000)	(397,487)	(2,071,000)
Balance at Jun. 30, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		5,743,000			(120,209,000)	(5,075,539)		(114,466,000)	(5,075,020)
Balance (in Shares) at Jun. 30, 2024	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750
Balance at Dec. 31, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 5,231,000	$ 13,701,000	$ 46,217,000		$ 519		5,753,000		5,753,000	(124,958,000)	(12,957,266)	(124,958,000)	(119,205,000)	(12,956,747)	(119,205,000)
Balance (in Shares) at Dec. 31, 2024	4,350,314	5,293,175	8,220,445	4,350,314	5,293,175	8,220,445	5,604,651	5,193,750	5,604,651
Stock-based compensation expense										5,000						5,000
Accretion of common stock to redemption value														(155,999)			(155,999)
Excise tax payable attributable to redemption of common stock														(65,108)			(65,108)
Net income (loss)													(2,716,000)	(1,119,910)		(2,716,000)	(1,119,910)
Balance at Mar. 31, 2025	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		5,758,000			(127,674,000)	(14,298,283)		(121,916,000)	(14,297,764)
Balance (in Shares) at Mar. 31, 2025	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750
Balance at Dec. 31, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 5,231,000	$ 13,701,000	$ 46,217,000		$ 519		5,753,000		$ 5,753,000	(124,958,000)	(12,957,266)	$ (124,958,000)	(119,205,000)	(12,956,747)	$ (119,205,000)
Balance (in Shares) at Dec. 31, 2024	4,350,314	5,293,175	8,220,445	4,350,314	5,293,175	8,220,445	5,604,651	5,193,750	5,604,651
Issuance of common stock upon exercise of stock options (in Shares)
Accretion of common stock to redemption value																	(164,969)
Net income (loss)																	(9,316,786)	$ (5,064,000)
Balance at Jun. 30, 2025	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		5,840,000			(130,022,000)	(22,510,739)		(124,182,000)	(22,510,220)	(124,182,000)
Balance (in Shares) at Jun. 30, 2025	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750
Balance at Mar. 31, 2025	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		5,758,000			(127,674,000)	(14,298,283)		(121,916,000)	(14,297,764)
Balance (in Shares) at Mar. 31, 2025	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750
Stock-based compensation expense										82,000						82,000
Accretion of common stock to redemption value														(8,970)			(8,970)
Excise tax payable attributable to redemption of common stock														(6,610)			(6,610)
Net income (loss)													(2,348,000)	(8,196,876)		(2,348,000)	(8,196,876)	(2,348,000)
Balance at Jun. 30, 2025	$ 5,231,000	$ 13,701,000	$ 46,217,000					$ 519		$ 5,840,000			$ (130,022,000)	$ (22,510,739)		$ (124,182,000)	$ (22,510,220)	$ (124,182,000)
Balance (in Shares) at Jun. 30, 2025	4,350,314	5,293,175	8,220,445				5,604,651	5,193,750